Employee Future Benefits - Narrative (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Retirement Benefits [Abstract]
Defined contribution plan cost recognized	$ 14	$ 13	$ 31	$ 29